Debt - Schedule of Revolving Credit Facilities (Details) - Revolving Credit Facility	Jul. 24, 2019 EUR (€)	Jul. 24, 2019 USD ($)	Jul. 23, 2019 EUR (€)	Jul. 23, 2019 USD ($)
Revolving Credit Facility A
Debt Instrument [Line Items]
Maximum amount | $		$ 1,050,000,000.00		$ 1,200,000,000
Revolving Credit Facility B
Debt Instrument [Line Items]
Maximum amount | €	€ 625,000,000		€ 725,000,000